EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pebble Services Inc.
Statement [Line Items]
Environmental	$ 2,187	$ 2,237
Property fees	1,194	1,150
Site activities	1,565	2,089
Socio-economic	2,242	2,403
Transportation	620	523
Other activities and travel	71	173
Total	9,269	12,435
E & E
Statement [Line Items]
Engineering	$ 1,390	$ 3,860